Form N-1A Cover	Jan. 20, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	REX ETF Trust
Entity Central Index Key	0002043954
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 20, 2026
Prospectus Date	Jan. 21, 2026